DERIVATIVES AND OTHER FAIR VALUE INSTRUMENTS - Disclosure of gains (losses) associated with derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Changes in derivatives and other fair value instruments	$ (91,011)	$ 4,799
Realized loss on settled copper collars [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in derivatives and other fair value instruments	(4,785)	(5,177)
Unrealized (loss) gain on outstanding copper collars [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in derivatives and other fair value instruments	(52,441)	21,250
Realized loss on fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in derivatives and other fair value instruments	(548)	(165)
Unrealized gain (loss) on fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in derivatives and other fair value instruments	229	(229)
Net (loss) gain on copper price and fuel contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in derivatives and other fair value instruments	(57,545)	15,679
Fair value adjustment on Cariboo contingent performance payments [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in derivatives and other fair value instruments	(13,143)	0
Fair value adjustment on Florence copper stream derivative [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in derivatives and other fair value instruments	$ (20,323)	$ (10,880)